Shareholder Report	8 Months Ended	12 Months Ended
	Nov. 30, 2025 USD ($) shares	Nov. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		ALPS ETF Trust
Entity Central Index Key		0001414040
Entity Investment Company Type		N-1A
Document Period End Date		Nov. 30, 2025
Shareholder Report Annual or Semi-Annual		annual shareholder report
Alerian MLP ETF
Shareholder Report [Line Items]
Fund Name		Alerian MLP ETF
Class Name		Alerian MLP ETF
Trading Symbol		AMLP
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Alerian MLP ETF (the "Fund" or "AMLP") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at www.alpsfunds.com/exchange-traded-funds/amlp. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		www.alpsfunds.com/exchange-traded-funds/amlp
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Alerian MLP ETF	$84	0.84%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?
Management's Discussion of Fund Performance

The Alerian MLP ETF delivered a total return of 0.79% for the Period. This compares to the Alerian MLP Infrastructure Index (the "Underlying Index"), which lost 5.51% on a price-return basis and gained 1.87% on a total-return basis. The difference in performance between the Fund and its Underlying Index is primarily attributable to the Fund's operating expenses and the tax impact of the Fund's C-Corporation structure, including the accrual of approximately $17.5 million in income tax expense during the Period.

During the Period, energy lagged the S&P 500 as West Texas Intermediate ("WTI") oil prices fell 18.36% and dipped below the $60 per barrel mark on multiple occasions starting in late April 2025. Lower oil prices raised concerns about US oil production growth and volumes for midstream, creating an overhang on the space. MLPs' fee-based business models and long-term contracts typically provide some insulation from commodity price volatility.

Pipeline Transportation | Petroleum was the best-performing subsector in AMLP for the Period. The worst-performing subsector was Pipeline Transportation | Natural Gas, which only includes Energy Transfer (ET) and Enterprise Products Partners (EPD).

AMLP: Index Total Return Attribution for Twelve Months Ended November 30, 2025
Compression	0.47%
Gathering & Processing	-0.46%
Liquefaction	-0.15%
Marketing & Distribution	0.31%
Pipeline Transportation | Natural Gas	-0.97%
Pipeline Transportation | Petroleum	2.66%
TOTAL	1.86%

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	5 Year	10 Year
Alerian MLP ETF - NAV	0.79%	23.35%	6.10%
Alerian MLP Infrastructure Index	1.87%	26.73%	8.07%
Alerian MLP Index	3.55%	27.00%	8.63%
Bloomberg US 1000 Index‡	14.25%	14.41%	14.35%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 10,668,703,135	$ 10,668,703,135
Holdings Count | shares	13	13
Advisory Fees Paid, Amount		$ 86,416,918
Investment Company, Portfolio Turnover		14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$10,668,703,135
Number of Portfolio Holdings	13
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$86,416,918

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

MPLX LP	12.76%
Sunoco LP	12.26%
Western Midstream Partners LP	12.24%
Enterprise Products Partners LP	12.23%
Plains All American Pipeline LP	11.98%
Energy Transfer LP	11.39%
Hess Midstream LP	8.82%
Cheniere Energy Partners LP	4.44%
USA Compression Partners LP	3.91%
Genesis Energy LP	3.36%
Total % of Top 10 Holdings	93.39%
Sector Allocation*

Pipeline Transportation | Petroleum	29.89%
Pipeline Transportation | Natural Gas	23.62%
Gathering + Processing	21.06%
Marketing & Distribution	17.08%
Liquefaction	4.44%
Compression	3.91%
Money Market Fund	0.00%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

MPLX LP	12.76%
Sunoco LP	12.26%
Western Midstream Partners LP	12.24%
Enterprise Products Partners LP	12.23%
Plains All American Pipeline LP	11.98%
Energy Transfer LP	11.39%
Hess Midstream LP	8.82%
Cheniere Energy Partners LP	4.44%
USA Compression Partners LP	3.91%
Genesis Energy LP	3.36%
Total % of Top 10 Holdings	93.39%

Alerian Energy Infrastructure ETF
Shareholder Report [Line Items]
Fund Name		Alerian Energy Infrastructure ETF
Class Name		Alerian Energy Infrastructure ETF
Trading Symbol		ENFR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Alerian Energy Infrastructure ETF (the "Fund" or "ENFR") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/enfr. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/enfr
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Alerian Energy Infrastructure ETF	$35	0.35%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?
Management's Discussion of Fund Performance

The Fund delivered a total return of -0.16% for the Period. This compares to the Alerian Midstream Energy Select Index (the "Underlying Index"), which lost 4.85% on a price-return basis and gained 0.47% on a total-return basis.

During the Period, energy lagged the S&P 500 as West Texas Intermediate ("WTI") oil prices fell 18.36% and dipped below the $60 per barrel mark on multiple occasions starting in late April 2025. Lower oil prices raised concerns about US oil production growth and volumes for midstream, creating an overhang on the space. Midstream's fee-based business models and long-term contracts typically provide some insulation from commodity price volatility. Additionally, 70% of the Underlying Index as of November 30 was predominantly focused on natural gas infrastructure.

Three of ENFR's five subsectors saw positive total returns during the Period. The best-performing subsector in the portfolio was Pipeline Transportation | Petroleum. The worst-performing subsector was Pipeline Transportation | Natural Gas.

ENFR: Index Total Return Attribution for Twelve Months Ended November 30, 2025
Gathering & Processing	0.08%
Liquefaction	-1.46%
Pipeline Transportation | Natural Gas	-1.48%
Pipeline Transportation | Petroleum	2.99%
Storage	0.34%
TOTAL	0.47%

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	5 Year	10 Year
Alerian Energy Infrastructure ETF - NAV	-0.16%	23.71%	10.87%
Alerian Midstream Energy Select Index	0.47%	24.60%	11.78%
Alerian MLP Index	3.55%	27.00%	8.63%
Bloomberg US 1000 Index‡	14.25%	14.41%	14.35%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 326,625,070	$ 326,625,070
Holdings Count | shares	26	26
Advisory Fees Paid, Amount		$ 1,030,016
Investment Company, Portfolio Turnover		21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$326,625,070
Number of Portfolio Holdings	26
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$1,030,016

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Enbridge, Inc.	8.72%
Energy Transfer LP	8.16%
Enterprise Products Partners LP	7.44%
The Williams Cos., Inc.	6.11%
DT Midstream, Inc.	5.75%
Targa Resources Corp.	5.39%
TC Energy Corp.	5.27%
Kinder Morgan, Inc.	4.91%
Plains GP Holdings LP	4.88%
Pembina Pipeline Corp.	4.87%
Total % of Top 10 Holdings	61.50%
Sector Allocation*

Pipeline Transportation | Natural Gas	37.32%
Pipeline Transportation | Petroleum	27.30%
Gathering + Processing	25.78%
Liquefaction	4.91%
Storage	1.73%
Exchange Traded Fund	1.53%
Energy	1.43%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Enbridge, Inc.	8.72%
Energy Transfer LP	8.16%
Enterprise Products Partners LP	7.44%
The Williams Cos., Inc.	6.11%
DT Midstream, Inc.	5.75%
Targa Resources Corp.	5.39%
TC Energy Corp.	5.27%
Kinder Morgan, Inc.	4.91%
Plains GP Holdings LP	4.88%
Pembina Pipeline Corp.	4.87%
Total % of Top 10 Holdings	61.50%

ALPS Active Equity Opportunity ETF
Shareholder Report [Line Items]
Fund Name		ALPS Active Equity Opportunity ETF
Class Name		ALPS Active Equity Opportunity ETF
Trading Symbol		RFFC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about ALPS Active Equity Opportunity ETF (the "Fund" or "RFFC") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rffc. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/rffc
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Active Equity Opportunity ETF	$51	0.48%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS Active Equity Opportunity ETF (RFFC), for the trailing twelve-month period ended November 30, 2025, generated a NAV total return of 11.84%. The Fund underperformed the S&P Composite 1500® Index, which returned 13.67% for the same period.

Attribution

Top contributors to relative performance:

  Underweight allocation to the Consumer Staples sector.

  Security selection of names within the Financials sector, which outperformed.

  Internet services and digital advertising company, Alphabet Inc. (GOOGL, 5.46% weight*), provided the best individual contribution to RFFC's performance over the 1-year period (+2.70%).

Top detractors from relative performance:

  Underweight allocation to the Information Technology sector.

  Security selection of names within the Information Technology sector, which underperformed.

  Health insurance and healthcare services company, United Healthcare (UNH, dropped during the period), provided the worst individual contribution to RFFC's performance over the 1-year period (-1.27%).

* Weights as of 11/30/2025, Bloomberg

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	5 Year	Since Inception^ (06/06/2016)
ALPS Active Equity Opportunity ETF - NAV	11.84%	13.52%	12.20%
S&P Composite 1500® Index	13.67%	14.87%	14.75%
Bloomberg US 1000 Index‡	14.25%	14.41%	14.90%

Performance Inception Date		Jun. 06, 2016
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 26,756,051	$ 26,756,051
Holdings Count | shares	56	56
Advisory Fees Paid, Amount		$ 117,012
Investment Company, Portfolio Turnover		42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$26,756,051
Number of Portfolio Holdings	56
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$117,012

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Alphabet, Inc.	5.32%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.24%
Amazon.com, Inc.	4.18%
NVIDIA Corp.	4.06%
Apple, Inc.	3.92%
Microsoft Corp.	3.63%
Johnson & Johnson	3.49%
Caterpillar, Inc.	3.09%
Meta Platforms, Inc.	3.02%
American Express Co.	2.90%
Total % of Top 10 Holdings	37.85%
Sector Allocation*

Information Technology	26.12%
Health Care	14.28%
Financials	13.40%
Consumer Discretionary	9.91%
Communication Services	9.40%
Industrials	9.27%
Utilities	3.98%
Energy	3.68%
Consumer Staples	3.03%
Real Estate	2.45%
Materials	1.81%
Money Market Fund	2.67%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Alphabet, Inc.	5.32%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.24%
Amazon.com, Inc.	4.18%
NVIDIA Corp.	4.06%
Apple, Inc.	3.92%
Microsoft Corp.	3.63%
Johnson & Johnson	3.49%
Caterpillar, Inc.	3.09%
Meta Platforms, Inc.	3.02%
American Express Co.	2.90%
Total % of Top 10 Holdings	37.85%

ALPS Active REIT ETF
Shareholder Report [Line Items]
Fund Name		ALPS Active REIT ETF
Class Name		ALPS Active REIT ETF
Trading Symbol		REIT
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about ALPS Active REIT ETF (the "Fund" or "REIT") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/reit. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/reit
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Active REIT ETF	$66	0.68%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

  In the midst of volatility driven by high levels of economic uncertainty centered around fiscal and trade policy, the recovery in REIT share prices from their trough in October of 2023 was delayed. The S&P United States REIT Index was down -2.34% for the fiscal year. The Fund was down -6.06% for the fiscal year, net of all fees and expenses, lagging the benchmark in an environment dominated by momentum-driven stock prices and returns. The continued lack of clarity concerning tariffs and global trade policy, combined with frequently changing news headlines, has made for a difficult environment to implement the Fund's investment strategy.

  The Fund benefited from strong fundamentals and excellent returns from its positions in the healthcare property sector, particularly in companies focused on senior housing. The property sector's strong returns were driven by a combination of increasing rents, growth in net operating income, and earnings growth from investment activity fueled by attractive expected returns financed with a favorable cost of capital, as the sector is trading at a significant premium to net asset value.

  The Fund also had positive total returns from its investments in the industrial and net lease property sectors. Industrial property returns were driven by better-than-expected earnings results and guidance. Positive returns in net lease property were fueled by high income and dividend levels, high occupancy rates, and stable operating cash flow. The largest contributions to the Fund's total returns were produced by significant position weights from certain key holdings in the senior housing, industrial, net lease, and regional mall property sectors.

  Total returns were negatively impacted by the Fund's investments in the underperforming sectors of data centers, office and lab space, and residential property. These sectors delivered negative returns for the fiscal year. Data centers were impacted by concerns over the dramatic increase in planned property development and profitability levels from companies focused on artificial intelligence. Office and lab space continue to be negatively impacted by weak property fundamentals. Residential property fundamentals suffered from headwinds fueled by excess supply and affordability issues from its tenants. The weakness in the residential sector also negatively impacted the self-storage property sector which derives much of its revenue from housing related business.

  The largest detractors of relative returns were the Fund's underweight position in the best performing health care sector, combined with stock selection in the sector which was overweight lab space and underweight senior housing, and its investments in companies in the discounted cold storage and lab space property sectors. These sectors have suffered from weakening demand and operating results but may be poised for a recovery as both are trading at severely discounted valuation levels that could provide the potential for favorable returns should business and sentiment recover.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	Since Inception (02/25/2021)
ALPS Active REIT ETF - NAV	-6.06%	5.50%
S&P United States REIT Index	-2.34%	6.23%
Bloomberg US 1000 Index‡	14.25%	13.60%

Performance Inception Date		Feb. 25, 2021
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 45,765,006	$ 45,765,006
Holdings Count | shares	29	29
Advisory Fees Paid, Amount		$ 296,139
Investment Company, Portfolio Turnover		61.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$45,765,006
Number of Portfolio Holdings	29
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$296,139

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Welltower, Inc.	9.97%
Prologis, Inc.	9.16%
Equinix, Inc.	8.98%
Ventas, Inc.	5.79%
Simon Property Group, Inc.	4.38%
Digital Realty Trust, Inc.	4.37%
Extra Space Storage, Inc.	4.01%
Essex Property Trust, Inc.	3.76%
VICI Properties, Inc.	3.52%
AvalonBay Communities, Inc.	3.03%
Total % of Top 10 Holdings	56.97%
REIT Sector Allocation*

Real Estate	98.70%
Money Market Fund	1.30%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Welltower, Inc.	9.97%
Prologis, Inc.	9.16%
Equinix, Inc.	8.98%
Ventas, Inc.	5.79%
Simon Property Group, Inc.	4.38%
Digital Realty Trust, Inc.	4.37%
Extra Space Storage, Inc.	4.01%
Essex Property Trust, Inc.	3.76%
VICI Properties, Inc.	3.52%
AvalonBay Communities, Inc.	3.03%
Total % of Top 10 Holdings	56.97%

ALPS Equal Sector Weight ETF
Shareholder Report [Line Items]
Fund Name		ALPS Equal Sector Weight ETF
Class Name		ALPS Equal Sector Weight ETF
Trading Symbol		EQL
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about ALPS Equal Sector Weight ETF (the "Fund" or "EQL") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/eql. You can also request this information by contacting us at 1-866-759-5679.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/eql
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Equal Sector Weight ETF	$18	0.17%

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS Equal Sector Weight ETF (EQL), for the twelve-month period ended November 30, 2025, generated a NAV total return of 6.91%. The Fund underperformed the S&P 500 Index, which returned 15.00% for the same period.

Attribution

Top contributors to relative performance:

  Underweight allocation to the Financials sector.

  Security selection of names within the Financials sector, which outperformed.

  The Information Technology Select Sector SPDR ETF (XLF US, 9.18% weight*), provided the best individual contribution to EQL's performance over the 1-year period (+2.19%).

Top detractors from relative performance:

  Underweight allocation to the Information Technology sector.

  Security selection of names within the Communication Services sector, which underperformed.

  The Real Estate Select Sector SPDR ETF (XLRE US, 8.91% weight*), provided the worst individual contribution to EQL's performance over the 1-year period (-0.45%).

*Weights as of 11/30/2025, Bloomberg

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	5 Year	10 Year
ALPS Equal Sector Weight ETF - NAV	6.91%	12.88%	11.97%
NYSE® Equal Sector Weight Index	7.10%	13.04%	12.14%
S&P 500® Index‡	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date		Mar. 31, 2025
Net Assets	$ 562,944,361	$ 562,944,361
Holdings Count | shares	11	11
Advisory Fees Paid, Amount		$ 831,900
Investment Company, Portfolio Turnover		10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$562,944,361
Number of Portfolio Holdings	11
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$831,900

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Health Care Select Sector SPDR Fund	10.27%
Utilities Select Sector SPDR Fund	9.54%
Technology Select Sector SPDR Fund	9.18%
Energy Select Sector SPDR Fund	9.14%
Industrial Select Sector SPDR Fund	8.98%
Consumer Staples Select Sector SPDR Fund	8.95%
Real Estate Select Sector SPDR Fund	8.91%
Materials Select Sector SPDR Fund	8.81%
Financial Select Sector SPDR Fund	8.79%
Consumer Discretionary Select Sector SPDR Fund	8.76%
Total % of Top 10 Holdings	91.33%
Sector Allocation*

Healthcare	10.27%
Utilities	9.54%
Technology	9.18%
Energy	9.14%
Industrials	8.98%
Consumer Staples	8.95%
Real Estate	8.91%
Materials	8.81%
Financials	8.79%
Consumer Discretionary	8.76%
Communication Services	8.64%
Money Market Fund	0.03%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Health Care Select Sector SPDR Fund	10.27%
Utilities Select Sector SPDR Fund	9.54%
Technology Select Sector SPDR Fund	9.18%
Energy Select Sector SPDR Fund	9.14%
Industrial Select Sector SPDR Fund	8.98%
Consumer Staples Select Sector SPDR Fund	8.95%
Real Estate Select Sector SPDR Fund	8.91%
Materials Select Sector SPDR Fund	8.81%
Financial Select Sector SPDR Fund	8.79%
Consumer Discretionary Select Sector SPDR Fund	8.76%
Total % of Top 10 Holdings	91.33%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PERIOD?

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/exchange-traded-funds/eql or upon request at 1-866-759-5679.

Stock Split: On April 1, 2025, the Fund underwent a three-for-one stock split. The impact of the stock split was to increase the number of shares outstanding by a factor of three, while decreasing the NAV of shares outstanding by a factor of three, resulting in no effect to the net assets of the Fund.

Fee Waiver Change: Effective March 31, 2025 the fee waiver changed from 0.19% to 0.18% of average daily net assets of the Fund.

Material Fund Change Expenses [Text Block]		Fee Waiver Change: Effective March 31, 2025 the fee waiver changed from 0.19% to 0.18% of average daily net assets of the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/exchange-traded-funds/eql or upon request at 1-866-759-5679.
Updated Prospectus Phone Number		1-866-759-5679
Updated Prospectus Web Address		https://www.alpsfunds.com/exchange-traded-funds/eql
ALPS Intermediate Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name		ALPS Intermediate Municipal Bond ETF
Class Name		ALPS Intermediate Municipal Bond ETF
Trading Symbol		MNBD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about ALPS Intermediate Municipal Bond ETF (the "Fund" or "MNBD") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/mnbd. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/mnbd
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Intermediate Municipal Bond ETF	$51	0.50%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

The ALPS Intermediate Municipal Bond ETF (the "Fund") produced a total return of 4.18% for the twelve-month period ending November 30, 2025. In comparison, its benchmark, the Bloomberg Municipal Bond 1-15 Year Blend Index, had a return of 3.84% over the same period. The municipal market experienced significant market volatility due to a variety of factors, including tariffs, tax reform, and ongoing elevated political uncertainties.

For the twelve-month period, intermediate and long-term tax-exempt interest rates moved in opposite directions, with 5-year maturity yields declining 20 basis points and 20-year maturity yields increasing 60 basis points. After remaining on hold for most of the year, the Federal Reserve System (the "Fed') eased its policy rate at both its September and October Federal Open Market Committee meetings. Although measures of inflation remain moderately above the Fed's long-term target of 2%, building concerns about the health of the labor market spurred the Fed to act.

The credit-sensitive portions of the municipal market performed roughly in line with higher rated securities. Despite the lack of return differentiation, we see rising risks associated with lower-rated bonds, particularly in the healthcare and higher education sectors. Unlike in the past several years, federal fiscal support for states is declining, which introduces further uncertainties. A core element of the Fund's strategy is to focus on smaller areas of the market and own securities that are structurally more complex. This has allowed us to enhance the risk-adjusted return of the Fund. To help preserve Fund liquidity, we focus on high quality securities in these sectors.

Against this backdrop, the Fund outperformed its benchmark by 0.34%, which left it strongly ranked relative to its peers. The Fund's significant holdings of state housing finance authorities, prepaid natural gas, and airports were large contributors to performance. Also enhancing returns were the Fund's positions in zero-coupon bonds and floating rate notes.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	Since Inception (05/19/2022)
ALPS Intermediate Municipal Bond ETF - NAV	4.18%	4.78%
Bloomberg Municipal Bond 1-15 Year Blend Index	3.84%	3.82%
Bloomberg Municipal Bond Index‡	2.64%	3.87%

Performance Inception Date		May 19, 2022
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 42,812,414	$ 42,812,414
Holdings Count | shares	150	150
Advisory Fees Paid, Amount		$ 188,688
Investment Company, Portfolio Turnover		98.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$42,812,414
Number of Portfolio Holdings	150
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$188,688

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Southeast Energy Authority A Cooperative District	3.82%
Salt Verde Financial Corp.	2.85%
Wyoming Community Development Authority	2.80%
Port Authority of New York & New Jersey	2.73%
South Carolina State Housing Finance & Development Authority	2.58%
United States Treasury Bill	2.25%
Pennsylvania Turnpike Commission	1.87%
North Carolina Housing Finance Agency	1.80%
University of North Carolina at Chapel Hill	1.63%
San Mateo Union High School District	1.44%
Total % of Top 10 Holdings	23.77%
Sector Allocation*

Revenue Bonds	81.06%
General Obligation Unltd	15.28%
Government	2.25%
General Obligation Ltd	1.18%
Money Market Fund	0.23%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Southeast Energy Authority A Cooperative District	3.82%
Salt Verde Financial Corp.	2.85%
Wyoming Community Development Authority	2.80%
Port Authority of New York & New Jersey	2.73%
South Carolina State Housing Finance & Development Authority	2.58%
United States Treasury Bill	2.25%
Pennsylvania Turnpike Commission	1.87%
North Carolina Housing Finance Agency	1.80%
University of North Carolina at Chapel Hill	1.63%
San Mateo Union High School District	1.44%
Total % of Top 10 Holdings	23.77%

ALPS Clean Energy ETF
Shareholder Report [Line Items]
Fund Name		ALPS Clean Energy ETF
Class Name		ALPS Clean Energy ETF
Trading Symbol		ACES
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about ALPS Clean Energy ETF (the "Fund" or "ACES") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/aces. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/aces
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Clean Energy ETF	$61	0.55%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS Clean Energy ETF (ACES), for the twelve-month period ended November 30, 2025, generated a NAV total return of 20.00%. The Fund outperformed the S&P 1000 Index, which returned -0.90% for the same period.

Attribution

Top contributors to relative performance:

  Overweight allocation to the Industrials sector.

  Security selection of names within the Industrials sector, which outperformed.

  Solar tracking software producer, Nextpower Inc. (NXT, 5.72% weight*), provided the best individual contribution to ACES's performance over the 1-year period (+5.13%).

Top detractors from relative performance:

  Overweight allocation to the Materials sector.

  Security selection of names within the Information Technology sector, which underperformed.

  Solar equipment manufacturer, Enphase Energy, Inc. (ENPH, 3.19% weight*), provided the worst individual contribution to ACES's performance over the 1-year period (-3.87%).

*Weights as of 11/30/2025, Bloomberg

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	5 Year	Since Inception (06/28/2018)
ALPS Clean Energy ETF - NAV	20.00%	-12.96%	5.13%
CIBC Atlas Clean Energy Index	19.92%	-12.99%	5.35%
S&P 1000 Index	-0.90%	10.05%	8.37%
Bloomberg US 1000 Index‡	14.25%	14.41%	14.72%

Performance Inception Date		Jun. 28, 2018
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 108,664,589	$ 108,664,589
Holdings Count | shares	34	34
Advisory Fees Paid, Amount		$ 555,495
Investment Company, Portfolio Turnover		39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$108,664,589
Number of Portfolio Holdings	34
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$555,495

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Albemarle Corp.	6.98%
First Solar, Inc.	5.81%
Eos Energy Enterprises, Inc.	5.73%
Nextpower, Inc.	5.72%
Ormat Technologies, Inc.	5.42%
Tesla, Inc.	5.37%
HA Sustainable Infrastructure Capital, Inc.	5.33%
Rivian Automotive, Inc.	5.19%
Brookfield Renewable Partners LP	5.03%
Sunrun, Inc.	4.87%
Total % of Top 10 Holdings	55.45%
Clean Energy Segment Allocation*

Solar	28.42%
Electric Vehicles	21.75%
Energy Management & Storage	14.95%
Wind	11.33%
Hydro/Geothermal	10.45%
Bioenergy	7.28%
Fuel Cell/Hydrogen	4.21%
Industrial	1.54%
Money Market Fund	0.07%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Albemarle Corp.	6.98%
First Solar, Inc.	5.81%
Eos Energy Enterprises, Inc.	5.73%
Nextpower, Inc.	5.72%
Ormat Technologies, Inc.	5.42%
Tesla, Inc.	5.37%
HA Sustainable Infrastructure Capital, Inc.	5.33%
Rivian Automotive, Inc.	5.19%
Brookfield Renewable Partners LP	5.03%
Sunrun, Inc.	4.87%
Total % of Top 10 Holdings	55.45%

ALPS Disruptive Technologies ETF
Shareholder Report [Line Items]
Fund Name		ALPS Disruptive Technologies ETF
Class Name		ALPS Disruptive Technologies ETF
Trading Symbol		DTEC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about ALPS Disruptive Technologies ETF (the "Fund" or "DTEC") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/dtec. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/dtec
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Disruptive Technologies ETF	$51	0.50%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS Disruptive Technologies ETF (DTEC), for the trailing twelve-month period ended November 30, 2025, generated a NAV total return of 5.47%. The Fund underperformed the Morningstar Global Markets Index, which returned 17.70% for the same period.

Attribution

Top contributors to relative performance:

  Overweight allocation to the Utilities sector.

  Security selection of names within the Utilities sector, which outperformed.

  Artificial intelligence software developer, SoundHound AI Inc. (SOUN, 0.85% weight*), provided the best individual contribution to DTEC's performance over the 1-year period (+1.84%).

Top detractors from relative performance:

  Underweight allocation to the Communication Services sector, which outperformed.

  Security selection of names within the Information Technology sector, which underperformed.

  Fintech solutions provider, Fiserv Inc. (FISV, 1.01% weight*), provided the worst individual contribution to DTEC's performance over the 1-year period (-0.99%).

*Weights as of 11/30/2025, Bloomberg

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	5 Year	Since Inception (12/28/2017)
ALPS Disruptive Technologies ETF - NAV	5.47%	2.94%	9.12%
Indxx Disruptive Technologies Index	5.87%	3.28%	9.46%
Morningstar Global Markets Index‡	17.70%	11.51%	10.28%

Performance Inception Date		Dec. 28, 2017
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 83,330,980	$ 83,330,980
Holdings Count | shares	99	99
Advisory Fees Paid, Amount		$ 436,210
Investment Company, Portfolio Turnover		31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$83,330,980
Number of Portfolio Holdings	99
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$436,210

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Globus Medical, Inc.	1.57%
First Solar, Inc.	1.38%
Enlight Renewable Energy, Ltd.	1.36%
Vestas Wind Systems A/S	1.32%
Intuitive Surgical, Inc.	1.29%
SolarEdge Technologies, Inc.	1.27%
AutoStore Holdings, Ltd.	1.23%
Crowdstrike Holdings, Inc.	1.21%
Tesla, Inc.	1.20%
Renishaw PLC	1.20%
Total % of Top 10 Holdings	13.03%
Thematic Allocation*

Clean Energy & Smart Grid	11.76%
Robotics & Artificial Intelligence	10.03%
Healthcare Innovation	9.84%
3D Printing	9.54%
Internet of Things	9.43%
FinTech	9.35%
Data & Analytics	9.32%
Mobile Payments	9.25%
Cloud Computing	8.82%
Cybersecurity	7.91%
Technology	2.92%
Consumer, Non-cyclical	1.83%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Globus Medical, Inc.	1.57%
First Solar, Inc.	1.38%
Enlight Renewable Energy, Ltd.	1.36%
Vestas Wind Systems A/S	1.32%
Intuitive Surgical, Inc.	1.29%
SolarEdge Technologies, Inc.	1.27%
AutoStore Holdings, Ltd.	1.23%
Crowdstrike Holdings, Inc.	1.21%
Tesla, Inc.	1.20%
Renishaw PLC	1.20%
Total % of Top 10 Holdings	13.03%

ALPS Electrification Infrastructure ETF
Shareholder Report [Line Items]
Fund Name	ALPS Electrification Infrastructure ETF
Class Name	ALPS Electrification Infrastructure ETF
Trading Symbol	ELFY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Electrification Infrastructure ETF (the "Fund" or "ELFY") for the period of April 9, 2025 (inception) to November 30, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/elfy. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/elfy
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment*
ALPS Electrification Infrastructure ETF	$38^	0.50%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS Electrification Infrastructure ETF (ELFY), returned 36.42% at net asset value for the period April 9, 2025 (inception) to end of period November 30, 2025. The Fund outperformed the Bloomberg US 1000 Index, which returned 26.73% for the same period.

Attribution

Top contributors to relative performance:

  Underweight allocation to the Industrials sector.

  Security selection of names within the Industrials sector, which outperformed.

  Mechanical and electrical contracting company, Comfort Systems USA, Inc (FIX, 1.31% weight*), provided the best individual contribution to ELFY's performance over the 1-year period (+1.64%).

Top detractors from relative performance:

  Underweight allocation to the Information Technology sector, which outperformed.

  Solar microinverter and home energy solutions provider, Enphase Energy, Inc. (ENPH, 0.80% weight*), provided the worst individual contribution to ELFY's performance since inception (-0.72%).

*Weights as of 11/30/2025, Bloomberg

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
Since Inception (04/09/2025)
ALPS Electrification Infrastructure ETF - NAV	36.42%
Ladenburg Thalmann Electrification Infrastructure Index	36.87%
Bloomberg US 1000 Index‡	26.73%

Performance Inception Date	Apr. 09, 2025
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 115,781,764	$ 115,781,764
Holdings Count | shares	92	92
Advisory Fees Paid, Amount	$ 178,075
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$115,781,764
Number of Portfolio Holdings	92
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$178,075

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Bloom Energy Corp.	1.68%
Coherent Corp.	1.64%
Dycom Industries, Inc.	1.44%
Nextpower, Inc.	1.40%
First Solar, Inc.	1.38%
Vertiv Holdings Co.	1.37%
Comfort Systems USA, Inc.	1.31%
Ormat Technologies, Inc.	1.27%
NextEra Energy, Inc.	1.25%
Quanta Services, Inc.	1.23%
Total % of Top 10 Holdings	13.97%
Sector Allocation*

Utilities	39.52%
Industrials	29.20%
Information Technology	14.92%
Energy	13.17%
Materials	3.04%
Money Market Fund	0.15%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Bloom Energy Corp.	1.68%
Coherent Corp.	1.64%
Dycom Industries, Inc.	1.44%
Nextpower, Inc.	1.40%
First Solar, Inc.	1.38%
Vertiv Holdings Co.	1.37%
Comfort Systems USA, Inc.	1.31%
Ormat Technologies, Inc.	1.27%
NextEra Energy, Inc.	1.25%
Quanta Services, Inc.	1.23%
Total % of Top 10 Holdings	13.97%

ALPS Medical Breakthroughs ETF
Shareholder Report [Line Items]
Fund Name		ALPS Medical Breakthroughs ETF
Class Name		ALPS Medical Breakthroughs ETF
Trading Symbol		SBIO
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about ALPS Medical Breakthroughs ETF (the "Fund" or "SBIO") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/sbio. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/sbio
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Medical Breakthroughs ETF	$58	0.50%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS Medical Breakthroughs ETF (SBIO), for the twelve-month period ended November 30, 2025, generated a NAV total return of 32.79%. The Fund outperformed the NASDAQ Biotechnology Index, which returned 26.28% for the same period.

Attribution

Top contributors to relative performance:

  Overweight allocation to mid-cap biotechnology stocks, which outperformed.

  Security selection of names within the Health Care sector, which outperformed.

  Biopharmaceutical company with a focus on lung disease treatments, Verona Pharma PLC (VRNA, dropped after acquisition on 10/08/25), provided the best individual contribution to SBIO's performance over the 1-year period (+4.30%).

Top detractors from relative performance:

  Underweight allocation to large-cap biopharma stocks, which underperformed.

  Inflammation treatment company, MoonLake Immunotherapeutics (MLTX, 0.37% weight*), provided the worst individual contribution to SBIO's performance over the 1-year period (-1.71%).

*Weights as of 11/30/2025, Bloomberg

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	5 Year	Ten Years
ALPS Medical Breakthroughs ETF - NAV	32.79%	1.05%	5.31%
S-Network® Medical Breakthrough Index	32.69%	1.39%	5.63%
NASDAQ Biotechnology Index	26.28%	5.86%	5.91%
Bloomberg US 1000 Index‡	14.25%	14.41%	14.35%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 104,613,609	$ 104,613,609
Holdings Count | shares	98	98
Advisory Fees Paid, Amount		$ 445,477
Investment Company, Portfolio Turnover		58.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$104,613,609
Number of Portfolio Holdings	98
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$445,477

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Avidity Biosciences, Inc.	4.47%
Cytokinetics, Inc.	3.41%
Axsome Therapeutics, Inc.	3.27%
Rhythm Pharmaceuticals, Inc.	3.18%
Arrowhead Pharmaceuticals, Inc.	3.03%
Merus NV	3.00%
Nuvalent, Inc.	2.98%
PTC Therapeutics, Inc.	2.80%
Vaxcyte, Inc.	2.67%
Krystal Biotech, Inc.	2.58%
Total % of Top 10 Holdings	31.39%
Sector Allocation*

Biotechnology	85.05%
Pharmaceuticals	14.37%
Health Care Providers & Services	0.38%
Health Care Equipment & Supplies	0.14%
Money Market Fund	0.06%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Avidity Biosciences, Inc.	4.47%
Cytokinetics, Inc.	3.41%
Axsome Therapeutics, Inc.	3.27%
Rhythm Pharmaceuticals, Inc.	3.18%
Arrowhead Pharmaceuticals, Inc.	3.03%
Merus NV	3.00%
Nuvalent, Inc.	2.98%
PTC Therapeutics, Inc.	2.80%
Vaxcyte, Inc.	2.67%
Krystal Biotech, Inc.	2.58%
Total % of Top 10 Holdings	31.39%

ALPS Sector Dividend Dogs ETF
Shareholder Report [Line Items]
Fund Name		ALPS Sector Dividend Dogs ETF
Class Name		ALPS Sector Dividend Dogs ETF
Trading Symbol		SDOG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about ALPS Sector Dividend Dogs ETF (the "Fund" or "SDOG") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/sdog. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/sdog
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Sector Dividend Dogs ETF	$37	0.36%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS Sector Dividend Dogs ETF (SDOG), for the twelve-month period ended November 30, 2025, generated a NAV total return of 2.75%. The Fund underperformed the S&P 500® Index, which returned 15.00% for the same period.

Attribution

Top contributors to relative performance:

  Underweight allocation to the Real Estate sector.

  Security selection of dividend-paying stocks within the Health Care sector, which outperformed.

  Data storage solutions company, Seagate Technology Holdings PLC (STX, portfolio drop during December reconstitution), provided the best individual contribution to SDOG's performance over the 1-year period (+2.79%).

Top detractors from relative performance:

  Underweight allocation to the Information Technology sector.

  Security selection of dividend-paying stocks within the Communication Services sector, which underperformed.

  Chemical producer, Dow Inc. (DOW, 1.90% weight*), provided the worst individual contribution to SDOG's performance over the 1-year period (-0.96%).

*Weights as of 11/30/2025, Bloomberg

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	5 Year	10 Year
ALPS Sector Dividend Dogs ETF - NAV	2.75%	11.03%	9.36%
S-Network® Sector Dividend Dogs Index	3.01%	11.42%	9.80%
S&P 500® Index‡	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 1,254,838,518	$ 1,254,838,518
Holdings Count | shares	50	50
Advisory Fees Paid, Amount		$ 4,343,633
Investment Company, Portfolio Turnover		51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$1,254,838,518
Number of Portfolio Holdings	50
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$4,343,633

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Seagate Technology Holdings PLC	2.81%
International Business Machines Corp.	2.42%
Cisco Systems, Inc.	2.30%
Newmont Mining Corp.	2.28%
Ford Motor Co.	2.26%
United Parcel Service, Inc.	2.26%
Southwest Airlines Co.	2.19%
FirstEnergy Corp.	2.17%
Exelon Corp.	2.16%
Pfizer, Inc.	2.14%
Total % of Top 10 Holdings	22.99%
Sector Allocation*

Information Technology	11.03%
Health Care	10.60%
Utilities	10.57%
Energy	10.01%
Financials	9.89%
Consumer Discretionary	9.88%
Industrials	9.86%
Materials	9.69%
Consumer Staples	9.44%
Communication Services	8.78%
Money Market Fund	0.25%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Seagate Technology Holdings PLC	2.81%
International Business Machines Corp.	2.42%
Cisco Systems, Inc.	2.30%
Newmont Mining Corp.	2.28%
Ford Motor Co.	2.26%
United Parcel Service, Inc.	2.26%
Southwest Airlines Co.	2.19%
FirstEnergy Corp.	2.17%
Exelon Corp.	2.16%
Pfizer, Inc.	2.14%
Total % of Top 10 Holdings	22.99%

ALPS International Sector Dividend Dogs ETF
Shareholder Report [Line Items]
Fund Name		ALPS International Sector Dividend Dogs ETF
Class Name		ALPS International Sector Dividend Dogs ETF
Trading Symbol		IDOG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about ALPS International Sector Dividend Dogs ETF (the "Fund" or "IDOG") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/idog. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/idog
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS International Sector Dividend Dogs ETF	$58	0.50%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS International Sector Dividend Dogs ETF (IDOG), for the twelve-month period ended November 30, 2025, generated a NAV total return of 32.86%. The Fund outperformed the Morningstar Developed Markets ex-North America Index, which returned 25.08% for the same period.

Attribution

Top contributors to relative performance:

  Overweight allocation to stocks within the Utilities sector.

  Overweight allocation to stocks domiciled in Finland.

  Security selection of dividend-paying stocks within the Energy sector, which outperformed.

  Integrated energy and petrochemicals company, Orlen SA (PKN PW, 2.19% weight*), provided the best individual contribution to IDOG's performance over the 1-year period (+2.00%).

Top detractors from relative performance:

  Underweight allocation to stocks within the Financials sector.

  Underweight allocation to Japan stocks.

  Security selection of dividend-paying stocks within the Utilities sector, which underperformed.

  Aluminum producer, Norsk Hydro ASA (NHY NO, 1.44% weight*), provided the worst individual contribution to IDOG's performance over the 1-year period (-0.31%).

*Weights as of 11/30/2025, Bloomberg

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	5 Year	10 Year
ALPS International Sector Dividend Dogs ETF - NAV	32.86%	13.59%	9.08%
S-Network® International Sector Dividend Dogs Index	33.33%	14.03%	9.50%
Morningstar Developed Markets ex-North America Index‡	25.08%	8.88%	7.63%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 421,654,871	$ 421,654,871
Holdings Count | shares	50	50
Advisory Fees Paid, Amount		$ 1,678,694
Investment Company, Portfolio Turnover		53.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$421,654,871
Number of Portfolio Holdings	50
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$1,678,694

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Nokia Oyj	2.58%
Telefonaktiebolaget LM Ericsson	2.31%
Kering SA	2.29%
Japan Tobacco, Inc.	2.23%
GSK PLC	2.22%
Roche Holding AG	2.20%
Deutsche Post AG	2.19%
ORLEN SA	2.19%
Rio Tinto PLC	2.19%
Fortum Oyj	2.18%
Total % of Top 10 Holdings	22.58%
Sector Allocation*

Information Technology	10.69%
Health Care	10.33%
Consumer Discretionary	10.27%
Materials	10.10%
Energy	9.95%
Utilities	9.94%
Consumer Staples	9.74%
Industrials	9.69%
Financials	9.62%
Communication Services	9.54%
Money Market Fund	0.13%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Nokia Oyj	2.58%
Telefonaktiebolaget LM Ericsson	2.31%
Kering SA	2.29%
Japan Tobacco, Inc.	2.23%
GSK PLC	2.22%
Roche Holding AG	2.20%
Deutsche Post AG	2.19%
ORLEN SA	2.19%
Rio Tinto PLC	2.19%
Fortum Oyj	2.18%
Total % of Top 10 Holdings	22.58%

ALPS Emerging Sector Dividend Dogs ETF
Shareholder Report [Line Items]
Fund Name		ALPS Emerging Sector Dividend Dogs ETF
Class Name		ALPS Emerging Sector Dividend Dogs ETF
Trading Symbol		EDOG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about ALPS Emerging Sector Dividend Dogs ETF (the "Fund" or "EDOG") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/edog. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/edog
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Emerging Sector Dividend Dogs ETF	$66	0.60%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS Emerging Sector Dividend Dogs ETF (EDOG), for the twelve-month period ended November 30, 2025, generated a NAV total return of 20.68%. The Fund underperformed the Morningstar Emerging Markets Index, which returned 25.79% for the same period.

Attribution

Top contributors to relative performance:

  Underweight allocation to stocks within the Financials sector.

  Overweight allocation to stocks domiciled in Colombia, which outperformed.

  Security selection of dividend-paying stocks within the Financials sector, which outperformed.

  Mining company, Valterra Platinum Limited (VAL SJ, 2.44% weight*), provided the best individual contribution to EDOG's performance over the 1-year period (+2.14%).

Top detractors from relative performance:

  Underweight allocation to stocks within the Information Technology sector.

  Underweight allocation to stocks domiciled in Taiwan.

  Security selection of dividend-paying names within the Information Technology sector, which underperformed.

  IT services and consulting company, Wipro Ltd. (WIT, 4.77% weight*), provided the worst individual contribution to EDOG's performance over the 1-year period (-1.14%).

*Weights as of 11/30/2025, Bloomberg

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	5 Year	10 Year
ALPS Emerging Sector Dividend Dogs ETF - NAV	20.68%	8.41%	6.26%
S-Network® Emerging Sector Dividend Dogs Index	20.82%	9.07%	6.98%
Morningstar Emerging Markets Index‡	25.79%	5.71%	8.15%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 28,835,638	$ 28,835,638
Holdings Count | shares	51	51
Advisory Fees Paid, Amount		$ 160,361
Investment Company, Portfolio Turnover		74.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$28,835,638
Number of Portfolio Holdings	51
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$160,361

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Infosys, Ltd.	5.01%
Wipro, Ltd.	4.77%
Valterra Platinum, Ltd.	2.44%
Grupo Cibest SA	2.37%
Fresnillo PLC	2.32%
COSCO SHIPPING Energy Transportation Co., Ltd.	2.31%
Interconexion Electrica SA ESP	2.30%
Vale SA	2.30%
Cementos Argos SA	2.23%
PLDT, Inc.	2.20%
Total % of Top 10 Holdings	28.25%
Sector Allocation*

Energy	10.44%
Financials	10.39%
Utilities	10.27%
Communication Services	10.24%
Information Technology	9.79%
Industrials	9.53%
Consumer Discretionary	9.53%
Consumer Staples	9.49%
Health Care	9.16%
Materials	8.82%
Building Materials	2.23%
Money Market Fund	0.11%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Infosys, Ltd.	5.01%
Wipro, Ltd.	4.77%
Valterra Platinum, Ltd.	2.44%
Grupo Cibest SA	2.37%
Fresnillo PLC	2.32%
COSCO SHIPPING Energy Transportation Co., Ltd.	2.31%
Interconexion Electrica SA ESP	2.30%
Vale SA	2.30%
Cementos Argos SA	2.23%
PLDT, Inc.	2.20%
Total % of Top 10 Holdings	28.25%

ALPS REIT Dividend Dogs ETF
Shareholder Report [Line Items]
Fund Name		ALPS REIT Dividend Dogs ETF
Class Name		ALPS REIT Dividend Dogs ETF
Trading Symbol		RDOG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about ALPS REIT Dividend Dogs ETF (the "Fund" or "RDOG") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rdog. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/rdog
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS REIT Dividend Dogs ETF	$34	0.35%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS REIT Dividend Dogs ETF (RDOG), for the twelve-month period ended November 30, 2025, generated a NAV total return of -6.59%. The Fund underperformed the S-Network® US Composite REIT Index, which returned -3.29% for the same period.

Attribution

Top contributors to relative performance:

  Overweight allocation to Technology REITs

  Security selection of Specialized REITs, which outperformed.

  Healthcare facility manager, Medical Properties Trust Inc. (MPW, 2.57% weight*), provided the best individual contribution to RDOG's performance over the 1-year period (+1.14%).

Top detractors from relative performance:

  Overweight allocation to Office REITs.

  Security selection of Diversified REITs, which underperformed.

  Industrials REIT, Innovative Industrial Properties, Inc. (IIPR, 1.99% weight*), provided the worst individual contribution to RDOG's performance over the 1-year period (-1.13%).

*Weights as of 11/30/2025, Bloomberg

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	5 Year	10 Year
ALPS REIT Dividend Dogs ETF - NAV	-6.59%	3.90%	3.35%
S-Network® REIT Dividend Dogs Index**	-6.26%	4.25%	-
S-Network® US Composite REIT Index***	-3.29%	5.76%	-
S-Network® REIT Dividend Dogs Index / S&P USA REIT Blend*	-6.26%	4.25%	4.11%
Bloomberg US 1000 Index‡	14.25%	14.41%	14.35%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 9,167,053	$ 9,167,053
Holdings Count | shares	45	45
Advisory Fees Paid, Amount		$ 44,393
Investment Company, Portfolio Turnover		54.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$9,167,053
Number of Portfolio Holdings	45
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$44,393

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Outfront Media, Inc.	2.84%
Alpine Income Property Trust, Inc.	2.70%
Centerspace	2.61%
Medical Properties Trust, Inc.	2.57%
CTO Realty Growth, Inc.	2.50%
STAG Industrial, Inc.	2.48%
LXP Industrial Trust	2.41%
Elme Communities	2.32%
Getty Realty Corp.	2.30%
NETSTREIT Corp.	2.29%
Total % of Top 10 Holdings	25.02%
Sector Allocation*

Residential REITs	11.43%
Health Care REITs	11.33%
Industrial REITs	11.33%
Diversified REITs	11.30%
Retail REITs	11.18%
Specialized REITs	11.04%
Hotel & Resort REITs	11.01%
Technology REITs	10.77%
Office REITs	10.02%
Money Market Fund	0.59%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Outfront Media, Inc.	2.84%
Alpine Income Property Trust, Inc.	2.70%
Centerspace	2.61%
Medical Properties Trust, Inc.	2.57%
CTO Realty Growth, Inc.	2.50%
STAG Industrial, Inc.	2.48%
LXP Industrial Trust	2.41%
Elme Communities	2.32%
Getty Realty Corp.	2.30%
NETSTREIT Corp.	2.29%
Total % of Top 10 Holdings	25.02%

ALPS | O'Shares U.S. Quality Dividend ETF
Shareholder Report [Line Items]
Fund Name		ALPS | O'Shares U.S. Quality Dividend ETF
Class Name		ALPS | O'Shares U.S. Quality Dividend ETF
Trading Symbol		OUSA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about ALPS | O'Shares U.S. Quality Dividend ETF (the "Fund" or "OUSA") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ousa. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/ousa
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares U.S. Quality Dividend ETF	$49	0.48%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS | O'Shares U.S. Quality Dividend ETF (OUSA), for the twelve-month period ended November 30, 2025, generated a NAV total return of 5.21%. The Fund underperformed the Morningstar US Large-Mid Cap Broad Value Index, which returned 13.28% for the same period.

Attribution

Top contributors to relative performance:

  Overweight allocation to the Information Technology sector.

  Security selection of quality stocks within the Health Care sector, which outperformed.

  Internet services and digital advertising company, Alphabet Inc. (GOOGL, 6.55% weight*), provided the best individual contribution to OUSA's performance over the 1-year period (+3.44%).

Top detractors from relative performance:

  Underweight allocation to the Industrials sector.

  Security selection of quality names within the Industrials sector, which underperformed.

  Streaming and telecommunications company, Comcast Corp (CMCSA, 2.12% weight*), provided the worst individual contribution to OUSA's performance over the 1-year period (-1.34%).

*Weights as of 11/30/2025, Bloomberg

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	5 Year	10 Year
ALPS O'Shares U.S. Quality Dividend ETF - NAV	5.21%	10.85%	10.95%
O'Shares U.S. Quality Dividend Index*	5.72%	11.41%	11.51%
Morningstar US Large-Mid Cap Broad Value Index	13.28%	14.27%	12.35%
Bloomberg US 1000 Index‡	14.25%	14.41%	14.35%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 818,060,504	$ 818,060,504
Holdings Count | shares	100	100
Advisory Fees Paid, Amount		$ 3,883,314
Investment Company, Portfolio Turnover		17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$818,060,504
Number of Portfolio Holdings	100
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$3,883,314

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Alphabet, Inc.	6.55%
Apple, Inc.	5.96%
Microsoft Corp.	4.83%
Visa, Inc.	4.79%
Johnson & Johnson	4.63%
Mastercard, Inc.	4.60%
Home Depot, Inc.	4.15%
McDonald's Corp.	3.81%
Accenture PLC	3.74%
Abbott Laboratories	2.88%
Total % of Top 10 Holdings	45.94%
Sector Allocation**

Information Technology	22.91%
Financials	18.80%
Health Care	14.05%
Consumer Discretionary	13.74%
Industrials	11.86%
Communication Services	11.58%
Consumer Staples	6.95%
Money Market Fund	0.11%
Total	100.00%

**	% of Total Investments.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

Alphabet, Inc.	6.55%
Apple, Inc.	5.96%
Microsoft Corp.	4.83%
Visa, Inc.	4.79%
Johnson & Johnson	4.63%
Mastercard, Inc.	4.60%
Home Depot, Inc.	4.15%
McDonald's Corp.	3.81%
Accenture PLC	3.74%
Abbott Laboratories	2.88%
Total % of Top 10 Holdings	45.94%

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Shareholder Report [Line Items]
Fund Name		ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Class Name		ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Trading Symbol		OUSM
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF (the "Fund" or "OUSM") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ousm. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/ousm
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	$47	0.48%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF (OUSM), for the twelve-month period ended November 30, 2025, generated a NAV total return of -4.65%. The Fund underperformed the Morningstar US Small-Cap Broad Value Extended Index, which returned 1.19% for the same period.

Top contributors to relative performance:

  Underweight allocation to the Real Estate sector.

  Security selection of quality stocks within the Utilities sector, which outperformed.

  Wireless communications technology R&D and patent licensing company, InterDigital, Inc. (IDCC, 1.42% weight*), provided the best individual contribution to OUSM's performance over the 1-year period (+0.92%).

Top detractors from relative performance:

  Overweight allocation to the Consumer Discretionary and Industrials sectors.

  Security selection of quality names within the Information Technology and Consumer Discretionary sectors, which underperformed.

  Staffing company, Robert Half, Inc. (RHI, portfolio deletion during the September rebalance), provided the worst individual contribution to OUSM's performance over the 1-year period (-1.22%).

*Weights as of 11/30/2025, Bloomberg

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	5 Year	Since Inception (12/29/2016)
ALPS O'Shares U.S. Small-Cap Quality Dividend ETF - NAV	-4.65%	10.17%	8.63%
O'Shares U.S. Small Cap Quality Dividend Index*	-4.19%	10.71%	9.17%
Morningstar US Small-Cap Broad Value Extended Index	1.19%	11.75%	7.56%
Bloomberg US 1000 Index‡	14.25%	14.41%	14.92%

Performance Inception Date		Dec. 29, 2016
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 909,958,057	$ 909,958,057
Holdings Count | shares	111	111
Advisory Fees Paid, Amount		$ 4,368,763
Investment Company, Portfolio Turnover		39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$909,958,057
Number of Portfolio Holdings	111
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$4,368,763

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

National HealthCare Corp.	2.51%
Donaldson Co., Inc.	2.34%
Royalty Pharma PLC	2.32%
Texas Roadhouse, Inc.	2.23%
Western Union Co.	2.17%
Radian Group, Inc.	2.13%
TD SYNNEX Corp.	2.13%
Lincoln Electric Holdings, Inc.	2.09%
MGIC Investment Corp.	2.08%
Essent Group, Ltd.	2.07%
Total % of Top 10 Holdings	22.07%
Sector Allocation**

Industrials	22.86%
Financials	22.01%
Consumer Discretionary	18.87%
Information Technology	14.03%
Health Care	8.81%
Consumer Staples	5.06%
Utilities	4.71%
Communication Services	3.58%
Money Market Fund	0.07%
Total	100.00%

**	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

National HealthCare Corp.	2.51%
Donaldson Co., Inc.	2.34%
Royalty Pharma PLC	2.32%
Texas Roadhouse, Inc.	2.23%
Western Union Co.	2.17%
Radian Group, Inc.	2.13%
TD SYNNEX Corp.	2.13%
Lincoln Electric Holdings, Inc.	2.09%
MGIC Investment Corp.	2.08%
Essent Group, Ltd.	2.07%
Total % of Top 10 Holdings	22.07%

ALPS | O'Shares Global Internet Giants ETF
Shareholder Report [Line Items]
Fund Name		ALPS | O'Shares Global Internet Giants ETF
Class Name		ALPS | O'Shares Global Internet Giants ETF
Trading Symbol		OGIG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about ALPS | O'Shares Global Internet Giants ETF (the "Fund" or "OGIG") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ogig. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/ogig
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares Global Internet Giants ETF	$51	0.48%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS | O'Shares Global Internet Giants ETF (OGIG), for the twelve-month period ended November 30, 2025, generated a NAV total return of 12.06%. The Fund underperformed the NASDAQ 100 Index, which returned 22.40% for the same period.

Top contributors to relative performance:

  Overweight allocation to the Communication Services sector.

  Overweight allocation to Canada.

  Security selection of stocks within the Industrials sector, which outperformed.

  Internet services and digital advertising company, Alphabet Inc. (GOOGL, 7.13% weight*), provided the best individual contribution to OGIG's performance over the 1-year period (+4.27%).

Top detractors from relative performance:

  Underweight allocation to the Information Technology sector.

  Underweight allocation to the United States.

  Security selection of names within the Information Technology sector, which underperformed.

  Digital advertising platform provider, The Trade Desk, Inc. (TTD, 1.01% weight*), provided the worst individual contribution to OGIG's performance over the 1-year period (-1.15%).

*Weights as of 11/30/2025, Bloomberg

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	5 Year	Since Inception (06/04/2018)
ALPS O'Shares Global Internet Giants ETF - NAV	12.06%	0.91%	10.59%
O'Shares Global Internet Giants Index	12.59%	1.41%	11.16%
NASDAQ 100 Index	22.40%	16.61%	19.50%
Bloomberg US 1000 Index‡	14.25%	14.41%	14.44%

Performance Inception Date		Jun. 04, 2018
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 148,753,583	$ 148,753,583
Holdings Count | shares	61	61
Advisory Fees Paid, Amount		$ 710,506
Investment Company, Portfolio Turnover		37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$148,753,583
Number of Portfolio Holdings	61
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$710,506

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Alphabet, Inc.	7.13%
Microsoft Corp.	6.32%
Amazon.com, Inc.	5.82%
Meta Platforms, Inc.	5.55%
Palantir Technologies, Inc.	3.75%
Shopify, Inc.	2.59%
Oracle Corp.	2.55%
AppLovin Corp.	2.40%
PDD Holdings, Inc.	2.28%
Crowdstrike Holdings, Inc.	2.26%
Total % of Top 10 Holdings	40.65%
Sector Allocation*

Information Technology	49.03%
Communication Services	26.48%
Consumer Discretionary	18.29%
Industrials	3.62%
Real Estate	1.82%
Health Care	0.75%
Money Market Fund	0.01%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Alphabet, Inc.	7.13%
Microsoft Corp.	6.32%
Amazon.com, Inc.	5.82%
Meta Platforms, Inc.	5.55%
Palantir Technologies, Inc.	3.75%
Shopify, Inc.	2.59%
Oracle Corp.	2.55%
AppLovin Corp.	2.40%
PDD Holdings, Inc.	2.28%
Crowdstrike Holdings, Inc.	2.26%
Total % of Top 10 Holdings	40.65%

ALPS | O'Shares International Developed Quality Dividend ETF
Shareholder Report [Line Items]
Fund Name		ALPS | O'Shares International Developed Quality Dividend ETF
Class Name		ALPS | O'Shares International Developed Quality Dividend ETF
Trading Symbol		OEFA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about ALPS | O'Shares International Developed Quality Dividend ETF (formerly, ALPS | O'Shares Europe Quality Dividend ETF) (the "Fund" or "OEFA") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/oefa. You can also request this information by contacting us at 1-866-759-5679.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/oefa
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares International Developed Quality Dividend ETF	$52	0.48%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS | O'Shares International Developed Quality Dividend ETF (OEFA), for the twelve-month period ended November 30, 2025, generated a NAV total return of 16.72%. The Fund underperformed the Bloomberg Developed Markets ex-US Large, Mid and Small Cap Index which returned 25.09% for the same period.

Top contributors to relative performance:

  Overweight allocation to the Industrials sector.

  Overweight allocation to Switzerland.

  Security selection of quality stocks within the Utilities sector, which outperformed.

  Aerospace and defense company, BAE Systems PLC (BA/ LN, portfolio deletion during the October special reconstitution), provided the best individual contribution to OEFA's performance over the 1-year period (+1.88%).

Top detractors from relative performance:

  Underweight allocation to the Financials sector.

  Underweight allocation to Japan.

  Security selection of quality names within the Industrials sector, which underperformed.

  Pharmaceutical company focused on diabetes and obesity treatments, Novo Nordisk A/S (NOVOB DC, 2.05% weight*), provided the worst individual contribution to OEFA's performance over the 1-year period (-2.36%).

*Weights as of 11/30/2025, Bloomberg

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	5 Year	10 Year
ALPS O'Shares International Developed Quality Dividend ETF - NAV	16.72%	9.45%	6.53%
O'Shares International Developed Quality Dividend Index*	16.93%	9.89%	7.02%
Bloomberg Developed Markets ex US Large, Mid and Small Cap Index‡	25.09%	9.49%	8.02%
Morningstar Europe Index#	28.08%	10.38%	8.32%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date		Oct. 01, 2025
Net Assets	$ 41,842,408	$ 41,842,408
Holdings Count | shares	50	50
Advisory Fees Paid, Amount		$ 183,889
Investment Company, Portfolio Turnover		57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$41,842,408
Number of Portfolio Holdings	50
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$183,889

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ASML Holding NV	4.44%
Nestle SA	3.27%
HSBC Holdings PLC	3.13%
Novartis AG	3.13%
SAP SE	3.08%
Iberdrola SA	2.92%
Siemens AG	2.82%
Roche Holding AG	2.80%
LVMH Moet Hennessy Louis Vuitton SE	2.65%
Unilever PLC	2.56%
Total % of Top 10 Holdings	30.80%
Sector Allocation**

Industrials	27.55%
Consumer Discretionary	18.44%
Health Care	15.17%
Financials	11.37%
Information Technology	10.59%
Consumer Staples	9.79%
Communication Services	4.09%
Utilities	2.92%
Money Market Fund	0.08%
Total	100.00%
Country Exposure**

Japan	16.31%
France	15.70%
Great Britain	13.28%
Switzerland	12.21%
Germany	8.23%
Netherlands	7.54%
Canada	6.13%
Australia	4.61%
Spain	4.25%
Sweden	2.31%
United States	2.27%
Denmark	2.00%
Italy	1.87%
Finland	1.84%
Ireland	1.45%
Total	100.00%

**	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

ASML Holding NV	4.44%
Nestle SA	3.27%
HSBC Holdings PLC	3.13%
Novartis AG	3.13%
SAP SE	3.08%
Iberdrola SA	2.92%
Siemens AG	2.82%
Roche Holding AG	2.80%
LVMH Moet Hennessy Louis Vuitton SE	2.65%
Unilever PLC	2.56%
Total % of Top 10 Holdings	30.80%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/exchange-traded-funds/oefa or upon request at 1-866-759-5679.

Effective October 1, 2025, the Fund underwent the below changes:

Underlying Index: The Fund's Underlying Index changed from the O'Shares Europe Quality Dividend Index to the O'Shares International Developed Quality Dividend Index.

Name and Ticker: The Fund's name changed to the ALPS | O'Shares International Developed Quality Dividend ETF (formerly, the ALPS | O'Shares Europe Quality Dividend ETF), and the Fund's ticker symbol changed to OEFA (formerly, OEUR).

Investment Objective: The Fund adopted a new investment objective to seek to track the performance (before fees and expenses) of the O'Shares International Developed Quality Dividend Index.

Principal Investment Strategies and Principal Risks: The Fund adopted certain Principal Investment Strategy changes that reflect the new Underlying Index measuring the performance of Non-U.S. securities (formerly, European securities). The Fund also added "Industrials Sector Risk" and removed "Europe Risk" in connection with the strategy changes.

Material Fund Change Name [Text Block]		Name and Ticker: The Fund's name changed to the ALPS | O'Shares International Developed Quality Dividend ETF (formerly, the ALPS | O'Shares Europe Quality Dividend ETF), and the Fund's ticker symbol changed to OEFA (formerly, OEUR).
Material Fund Change Objectives [Text Block]		Investment Objective: The Fund adopted a new investment objective to seek to track the performance (before fees and expenses) of the O'Shares International Developed Quality Dividend Index.
Material Fund Change Strategies [Text Block]		The Fund adopted certain Principal Investment Strategy changes that reflect the new Underlying Index measuring the performance of Non-U.S. securities (formerly, European securities).
Material Fund Change Risks Change [Text Block]		The Fund also added "Industrials Sector Risk" and removed "Europe Risk" in connection with the strategy changes.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/exchange-traded-funds/oefa or upon request at 1-866-759-5679.
Updated Prospectus Phone Number		1-866-759-5679
Updated Prospectus Web Address		https://www.alpsfunds.com/exchange-traded-funds/oefa
Barron's 400SM ETF
Shareholder Report [Line Items]
Fund Name		Barron's 400SM ETF
Class Name		Barron's 400SM ETF
Trading Symbol		BFOR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Barron's 400SM ETF (the "Fund" or "BFOR") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/bfor. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/bfor
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Barron's 400 ETF	$66	0.65%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

The Barron's 400 ETF (Arca: BFOR) returned 4.06% at net asset value (NAV) for the twelve-month period ended November 30, 2025. The Fund outperformed the Russell Mid Cap Index, which returned 3.10% (on a total return basis) over the same period.

Top contributors to relative performance:

  Overweight allocation to small cap growth stocks added 0.65% in performance relative to the benchmark.

  Overweight allocation to small cap value stocks added 0.13% in performance relative to the benchmark.

Top detractors from relative performance:

  Underweight allocation to large cap value stocks subtracted 0.59% in performance relative to the benchmark.

  Underweight allocation to large cap growth stocks subtracted 1.75% in performance relative to the benchmark.

Overall, stock selection contributed 183 basis points in outperformance for BFOR relative to the benchmark, the Russell Mid Cap Index.

Data source: Morningstar Direct

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	5 Year	10 Year
Barron's 400 ETF - NAV	4.06%	12.80%	10.96%
Barron's 400 IndexSM	4.56%	13.49%	11.65%
Bloomberg US 1000 Index‡	14.25%	14.41%	14.35%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 182,082,682	$ 182,082,682
Holdings Count | shares	400	400
Advisory Fees Paid, Amount		$ 1,052,224
Investment Company, Portfolio Turnover		93.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$182,082,682
Number of Portfolio Holdings	400
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$1,052,224

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Argan, Inc.	0.43%
Western Digital Corp.	0.41%
TETRA Technologies, Inc.	0.41%
Globus Medical, Inc.	0.38%
Applied Materials, Inc.	0.37%
Micron Technology, Inc.	0.37%
Hecla Mining Co.	0.37%
Eli Lilly & Co.	0.35%
Dycom Industries, Inc.	0.35%
Regeneron Pharmaceuticals, Inc.	0.35%
Total % of Top 10 Holdings	3.79%
Sector Allocation*

Financials	19.85%
Industrials	19.84%
Information Technology	14.79%
Health Care	14.00%
Consumer Discretionary	12.67%
Energy	6.54%
Materials	4.72%
Communication Services	3.58%
Consumer Staples	2.98%
Utilities	0.75%
Money Market Fund	0.28%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Argan, Inc.	0.43%
Western Digital Corp.	0.41%
TETRA Technologies, Inc.	0.41%
Globus Medical, Inc.	0.38%
Applied Materials, Inc.	0.37%
Micron Technology, Inc.	0.37%
Hecla Mining Co.	0.37%
Eli Lilly & Co.	0.35%
Dycom Industries, Inc.	0.35%
Regeneron Pharmaceuticals, Inc.	0.35%
Total % of Top 10 Holdings	3.79%

Level Four Large Cap Growth Active ETF
Shareholder Report [Line Items]
Fund Name		Level Four Large Cap Growth Active ETF
Class Name		Level Four Large Cap Growth Active ETF
Trading Symbol		LGRO
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Level Four Large Cap Growth Active ETF (the "Fund" or "LGRO") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/lgro. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/lgro
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Level Four Large Cap Growth Active ETF	$54	0.50%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

The Level Four Large Cap Growth Active ETF (LRGO), for the twelve-month period ended November 30, 2025, generated a NAV total return of 15.90%. The Fund modestly underperformed the Bloomberg US 1000 Growth Index, which returned 17.10% for the same period.

Top contributors to relative performance:

  Strong Stock Selection, Notably in Technology: Meaningful contributions from Lam Research, Corp. (LRCX) and Broadcom, Inc. (AVGO) supported performance, driven by positive AI developments and strong semiconductor demand, respectively.

  Overall Allocation Outperformance: An underweight allocation to select underperforming sectors, such as Health Care and Consumer Staples, contributed positively to the relative return against the benchmark.

Top detractors to relative performance:

  Underweight Allocation to "Magnificent Seven" names: While the Fund holds many "Magnificent Seven" names, the absence of exposure to Tesla, Inc. (TSLA), which outperformed amid renewed risk-on investor sentiment, detracted from relative results.

  Less Favorable Security Selection: Exposure to select Consumer Discretionary names, most notably RH (RH), detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	Since Inception (08/22/2023)
Level Four Large Cap Growth Active ETF - NAV	15.90%	24.43%
Bloomberg US 1000 Growth Index	17.10%	25.98%
Bloomberg US 1000 Index‡	14.25%	23.10%

Performance Inception Date		Aug. 22, 2023
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 118,471,124	$ 118,471,124
Holdings Count | shares	48	48
Advisory Fees Paid, Amount		$ 501,798
Investment Company, Portfolio Turnover		15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$118,471,124
Number of Portfolio Holdings	48
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$501,798

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Apple, Inc.	7.48%
Alphabet, Inc.	6.90%
Amazon.com, Inc.	6.12%
Microsoft Corp.	5.50%
NVIDIA Corp.	3.89%
UnitedHealth Group, Inc.	3.18%
Uber Technologies, Inc.	2.82%
PayPal Holdings, Inc.	2.73%
Meta Platforms, Inc.	2.67%
RH	2.64%
Total % of Top 10 Holdings	43.93%
Sector Allocation*

Information Technology	42.22%
Consumer Discretionary	14.90%
Communication Services	12.03%
Financials	8.53%
Health Care	7.55%
Industrials	7.34%
Consumer Staples	1.61%
Energy	1.58%
Real Estate	1.00%
Money Market Fund	3.24%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Apple, Inc.	7.48%
Alphabet, Inc.	6.90%
Amazon.com, Inc.	6.12%
Microsoft Corp.	5.50%
NVIDIA Corp.	3.89%
UnitedHealth Group, Inc.	3.18%
Uber Technologies, Inc.	2.82%
PayPal Holdings, Inc.	2.73%
Meta Platforms, Inc.	2.67%
RH	2.64%
Total % of Top 10 Holdings	43.93%

RiverFront Dynamic Core Income ETF
Shareholder Report [Line Items]
Fund Name		RiverFront Dynamic Core Income ETF
Class Name		RiverFront Dynamic Core Income ETF
Trading Symbol		RFCI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about RiverFront Dynamic Core Income ETF (the "Fund" or "RFCI") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rfci. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/rfci
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
RiverFront Dynamic Core Income ETF	$52	0.51%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

The RiverFront Dynamic Core Income Fund returned 5.44% at net asset value for the twelve-month period ended November 30, 2025. The Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 5.70% over the same period.

Top contributors to relative performance:

  Overweight allocation to high yield bonds

  Overweight allocation to investment grade corporate bonds

Top detractors from relative performance:

  Treasury selection

  Underweight mortgage-backed securities

  Shorter maturity selection on high yield and investment grade corporate bonds

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	5 Year	Since Inception (06/13/2016)
RiverFront Dynamic Core Income ETF - NAV	5.44%	0.79%	2.03%
Bloomberg US Aggregate Bond Index‡	5.70%	-0.31%	1.66%

Performance Inception Date		Jun. 13, 2016
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 17,689,264	$ 17,689,264
Holdings Count | shares	48	48
Advisory Fees Paid, Amount		$ 103,733
Investment Company, Portfolio Turnover		28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$17,689,264
Number of Portfolio Holdings	48
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$103,733

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*^

U.S. Treasury Bond 11/15/2043 4.75%	12.26%
U.S. Treasury Bond 05/15/2034 4.38%	5.50%
Kinetik Holdings LP 12/15/2028 6.63%	3.96%
U.S. Treasury Bond 11/15/2052 4.00%	3.88%
General Motors Financial Co., Inc. 01/09/2033 6.40%	3.58%
Ingersoll Rand, Inc. 08/14/2033 5.70%	3.53%
Hyatt Hotels Corp. 04/23/2030 5.75%	3.46%
Concentrix Corp. 08/02/2033 6.85%	3.30%
U.S. Treasury Bond 02/15/2037 4.75%	2.53%
PNC Financial Services Group, Inc. 12/31/9999 5Y US TI + 3.238%	2.43%
Total % of Top 10 Holdings	44.43%
Asset Allocation*

Government	26.29%
Consumer Discretionary	15.91%
Financials	14.80%
Energy	10.00%
Utilities	9.73%
Technology	8.14%
Industrials	6.09%
Communications	2.33%
Materials	1.79%
Health Care	1.32%
Money Market Fund	3.60%
Total	100.00%

*	% of Total Investments.
^	Excludes Money Market Fund.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*^

U.S. Treasury Bond 11/15/2043 4.75%	12.26%
U.S. Treasury Bond 05/15/2034 4.38%	5.50%
Kinetik Holdings LP 12/15/2028 6.63%	3.96%
U.S. Treasury Bond 11/15/2052 4.00%	3.88%
General Motors Financial Co., Inc. 01/09/2033 6.40%	3.58%
Ingersoll Rand, Inc. 08/14/2033 5.70%	3.53%
Hyatt Hotels Corp. 04/23/2030 5.75%	3.46%
Concentrix Corp. 08/02/2033 6.85%	3.30%
U.S. Treasury Bond 02/15/2037 4.75%	2.53%
PNC Financial Services Group, Inc. 12/31/9999 5Y US TI + 3.238%	2.43%
Total % of Top 10 Holdings	44.43%

RiverFront Dynamic US Dividend Advantage ETF
Shareholder Report [Line Items]
Fund Name		RiverFront Dynamic US Dividend Advantage ETF
Class Name		RiverFront Dynamic US Dividend Advantage ETF
Trading Symbol		RFDA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about RiverFront Dynamic US Dividend Advantage ETF (the "Fund" or "RFDA") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rfda. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/rfda
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
RiverFront Dynamic US Dividend Advantage ETF	$55	0.52%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Highlights

The RiverFront Dynamic US Dividend Advantage ETF returned 10.81% at net asset value for the twelve-months ended November 30, 2025. The Fund underperformed its benchmark, the S&P 500 Index, which returned 15.00% over the same period.

Top contributors to relative performance:

  Underweight to the Healthcare sector

  Security selection within the Communication Services and Materials sectors

  Security selection within the Materials sector

Top detractors from relative performance:

  Security selection within the Technology and Industrials sectors

  Overweight to the Real Estate and Energy Sectors

  Underweight to the Communications Sector

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2025)
	1 Year	5 Year	Since Inception (06/06/2016)
RiverFront Dynamic US Dividend Advantage ETF - NAV	10.81%	14.03%	12.68%
S&P 500® Index‡	15.00%	15.28%	15.18%

Performance Inception Date		Jun. 06, 2016
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 85,358,858	$ 85,358,858
Holdings Count | shares	72	72
Advisory Fees Paid, Amount		$ 408,847
Investment Company, Portfolio Turnover		1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$85,358,858
Number of Portfolio Holdings	72
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$408,847

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

NVIDIA Corp.	11.55%
Apple, Inc.	8.83%
Microsoft Corp.	8.18%
Alphabet, Inc.	5.17%
Amazon.com, Inc.	4.37%
International Business Machines Corp.	2.33%
Perdoceo Education Corp.	2.26%
Cisco Systems, Inc.	2.11%
Old Republic International Corp.	1.83%
Antero Midstream Corp.	1.75%
Total % of Top 10 Holdings	48.38%
Asset Allocation*

Information Technology	35.74%
Financials	17.31%
Consumer Discretionary	9.91%
Energy	6.86%
Industrials	6.27%
Communication Services	5.80%
Real Estate	5.52%
Utilities	3.63%
Materials	2.92%
Consumer Staples	2.52%
Health Care	1.57%
Money Market Fund	1.95%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

NVIDIA Corp.	11.55%
Apple, Inc.	8.83%
Microsoft Corp.	8.18%
Alphabet, Inc.	5.17%
Amazon.com, Inc.	4.37%
International Business Machines Corp.	2.33%
Perdoceo Education Corp.	2.26%
Cisco Systems, Inc.	2.11%
Old Republic International Corp.	1.83%
Antero Midstream Corp.	1.75%
Total % of Top 10 Holdings	48.38%

RiverFront Strategic Income Fund
Shareholder Report [Line Items]
Fund Name		RiverFront Strategic Income Fund
Class Name		RiverFront Strategic Income Fund
Trading Symbol		RIGS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about RiverFront Strategic Income Fund (the "Fund" or "RIGS") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rigs. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/rigs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
RiverFront Strategic Income Fund	$47	0.46%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

The RiverFront Strategic Income Fund returned 5.56% at net asset value for the twelve-month period ended November 30, 2025. The Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 5.70% over the same period.

Top contributors to relative performance:

  Overweight allocation to high yield bonds

  Overweight allocation to investment grade corporate bonds

Top detractors from relative performance:

  Treasury selection

  Underweight allocation to mortgage-backed securities

  Shorter maturity selection on high yield and investment grade corporate bonds

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns (as of November 30, 2025)
	1 Year	5 Year	10 Year
RiverFront Strategic Income Fund - NAV	5.56%	2.36%	3.48%
Bloomberg US Aggregate Bond Index‡	5.70%	-0.31%	1.99%

No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 78,001,595	$ 78,001,595
Holdings Count | shares	80	80
Advisory Fees Paid, Amount		$ 405,341
Investment Company, Portfolio Turnover		18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$78,001,595
Number of Portfolio Holdings	80
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$405,341

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*^

U.S. Treasury Bond 11/15/2052 4.00%	7.28%
U.S. Treasury Bond 02/15/2044 4.50%	5.31%
U.S. Treasury Bond 11/15/2043 4.75%	4.53%
U.S. Treasury Bond 05/15/2034 4.38%	4.34%
U.S. Treasury Bond 02/15/2037 4.75%	1.98%
U.S. Treasury Bond 05/15/2044 4.63%	1.68%
Textron, Inc. 05/15/2035 5.50%	1.52%
Concentrix Corp. 08/02/2028 6.60%	1.44%
T-Mobile USA, Inc. 02/01/2028 4.75%	1.39%
EQT Corp. 04/01/2029 6.38%	1.38%
Total % of Top 10 Holdings	30.85%

^	Excludes Money Market Fund
Asset Allocation*

Government	26.55%
Financials	15.55%
Consumer Discretionary	13.15%
Materials	9.91%
Industrials	8.92%
Energy	8.60%
Communications	4.53%
Utilities	2.92%
Technology	2.54%
Consumer Staples	2.08%
Health Care	1.82%
Money Market Fund	3.43%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*^

U.S. Treasury Bond 11/15/2052 4.00%	7.28%
U.S. Treasury Bond 02/15/2044 4.50%	5.31%
U.S. Treasury Bond 11/15/2043 4.75%	4.53%
U.S. Treasury Bond 05/15/2034 4.38%	4.34%
U.S. Treasury Bond 02/15/2037 4.75%	1.98%
U.S. Treasury Bond 05/15/2044 4.63%	1.68%
Textron, Inc. 05/15/2035 5.50%	1.52%
Concentrix Corp. 08/02/2028 6.60%	1.44%
T-Mobile USA, Inc. 02/01/2028 4.75%	1.39%
EQT Corp. 04/01/2029 6.38%	1.38%
Total % of Top 10 Holdings	30.85%

^	Excludes Money Market Fund

ALPS | Smith Core Plus Bond ETF
Shareholder Report [Line Items]
Fund Name		ALPS | Smith Core Plus Bond ETF
Class Name		ALPS | Smith Core Plus Bond ETF
Trading Symbol		SMTH
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about ALPS | Smith Core Plus Bond ETF (the "Fund" or "SMTH") for the period of December 1, 2024 to November 30, 2025 (the "Period").
Additional Information [Text Block]		You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/smth. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number		1-866-759-5679
Additional Information Website		https://www.alpsfunds.com/exchange-traded-funds/smth
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | Smith Core Plus Bond ETF	$61	0.59%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

The ALPS | Smith Core Bond Plus Bond ETF returned 6.01% for the twelve-month period ended November 30, 2025. The Fund outperformed the Bloomberg US Aggregate Bond Index, which returned 5.70%.

Top contributors to relative performance:

  Security selection was a primary driver of performance, specifically within both the investment-grade and high-yield segments of the Corporate Credit sector. With a focus on bottom-up fundamentals and avoidance of credits with deteriorating fundamentals, security selection continued to be a tailwind for performance during the period, reflected through overweight positions in companies such as Hilcorp Energy (HILCRP) and Boeing (BA), amongst others.

  With both limited supply and continued inflows into dedicated preferred funds, technicals supported the preferreds sleeve despite elevated valuations. The Preferred sector remained an area where incremental additions occurred opportunistically, with a focus on security-specific stories and short-duration paper with very defensive structural and fundamental backdrops, which was overall additive to performance over the year.

  With credit outperforming U.S. Treasuries from an aggregate level, the portfolio's average underweight positions to the Treasury sector proved to be additive to performance for the year.

Top detractors from relative performance:

  Security selection within Agency Mortgage-Backed Securities was an overall detractor to performance; the positioning to securities with higher stated coupons was a headwind relative to securities with lower stated coupons given the overall rally in yields.

  Yield curve positioning within U.S. Treasuries was a detractor to returns, as the Fund remained tactical in positioning throughout the year. Over the year, the Fund remained in a defensive posture; particularly during certain periods, the Fund favored the longer end of the Treasury curve to seek to protect against downside risk. The Fund's 10-year treasury inflation-protected securities ("TIPS") positions were slowly reduced after outperforming nominal coupons during the period as breakeven levels within TIPS moved higher, reflecting increased inflation expectations from the market.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns (as of November 30, 2025)
	1 Year	Since Inception (12/05/2023)
ALPS | Smith Core Plus Bond ETF - NAV	6.01%	7.08%
Bloomberg US Aggregate Bond Index‡	5.70%	5.70%

Performance Inception Date		Dec. 05, 2023
No Deduction of Taxes [Text Block]		The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 2,279,826,986	$ 2,279,826,986
Holdings Count | shares	870	870
Advisory Fees Paid, Amount		$ 10,526,031
Investment Company, Portfolio Turnover		147.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of November 30, 2025)
Net Assets	$2,279,826,986
Number of Portfolio Holdings	870
Portfolio Turnover Rate	147%
Total Advisory Fees Paid	$10,526,031

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

U.S. Treasury Note 11/15/2035 4.00%	5.46%
U.S. Treasury Note 10/31/2029 4.125%	3.99%
U.S. Treasury Bond 02/15/2045 4.75%	3.71%
U.S. Treasury Bond 11/15/2055 4.625%	3.69%
U.S. Treasury Note 01/31/2030 4.25%	3.59%
U.S. Treasury Note 02/28/2026 4.625%	2.87%
U.S. Treasury Bond 08/15/2045 4.875%	2.79%
U.S. Treasury Bond 08/15/2055 4.75%	2.32%
U.S. Treasury Note 11/30/2029 4.125%	2.13%
U.S. Treasury Note 08/31/2027 3.625%	2.08%
Total % of Top 10 Holdings	32.63%
Sector Allocation*

Government	41.61%
Mortgage Securities	14.65%
Financials	11.47%
Consumer Discretionary	5.62%
Industrials	5.53%
Energy	4.77%
Communications	3.79%
Health Care	3.49%
Technology	3.20%
Consumer Staples	2.42%
Utilities	1.12%
Materials	0.37%
Money Market Fund	1.96%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

U.S. Treasury Note 11/15/2035 4.00%	5.46%
U.S. Treasury Note 10/31/2029 4.125%	3.99%
U.S. Treasury Bond 02/15/2045 4.75%	3.71%
U.S. Treasury Bond 11/15/2055 4.625%	3.69%
U.S. Treasury Note 01/31/2030 4.25%	3.59%
U.S. Treasury Note 02/28/2026 4.625%	2.87%
U.S. Treasury Bond 08/15/2045 4.875%	2.79%
U.S. Treasury Bond 08/15/2055 4.75%	2.32%
U.S. Treasury Note 11/30/2029 4.125%	2.13%
U.S. Treasury Note 08/31/2027 3.625%	2.08%
Total % of Top 10 Holdings	32.63%